Notes Payable	3 Months Ended
Mar. 31, 2014
Notes
Notes Payable

NOTE 5. NOTES PAYABLE

Notes payable consists of the following:

	March 31, 2014	December 31, 2013
Skyy Holdings, Ltd.	$191,575	$185,411
Prominence Capital LLC	31,005	30,512
Total notes payable-short term	222,580	215,923

The Kasper Group	199,054	––
Matrix Advisors LLC	506,164	500,000
Adrian Peglar	101,164	––
Paul Burke	101,164	––
Total notes payable-long term-convertible	907,546	500,000
Total notes payable	$1,130,126	$715,923

On January 24, 2011, Skyy Holdings, Ltd. loaned the Company $100,000 evidenced by a Promissory Note bearing interest at the rate of 15%, with principal and interest payable 45 days from the date of issue, and thereafter at a rate of 25% per annum.  As of March 31, 2014, the note remains outstanding and no demand has been made for repayment.  Accrued interest at March 31, 2014 and December 31, 2013 was $91,575 and $85,411, respectively.

On March 29, 2011, Prominence Capital LLC loaned the Company $25,000 evidenced by a Promissory Note bearing interest at the rate of 8% per annum with the principal balance due on demand.  As of March 31, 2014, the note remains outstanding, and no demand has been made for repayment. Accrued interest at March 31, 2014 and December 31, 2013 was $6,005 and $5,512, respectively.

On December 31, 2011, the Company issued a Promissory Note to The Kasper Group, a former related party, in the principal amount of $49,000 for consulting services rendered to the Company. On March 31, 2014, a modification to the note was made to 1) increase the principal amount by $139,755 for additional services rendered to the Company between January 1, 2012 and June 30, 2013; and 2) to provide a conversion feature, whereby the note is convertible into the Company’s common stock at a strike price of $0.07 per share.  The note bears interest at a rate of 7% per annum, and is due within 1 year of written demand. Accrued interest at March 31, 2014 was $10,299.

On December 31, 2013, the Company issued a Convertible Promissory Note to Matrix Advisors, LLC, in the principal amount of $500,000 for advisory services rendered to the Company.  The note bears interest at a rate of 5% per annum, is due within 2 years, and is convertible into the Company’s common stock at a price of $0.25 per share. Accrued interest at March 31, 2014, was $6,164.

On January 5, 2014, Huntington Chase Financial Group, a related party, assigned $100,000 of its Convertible Note Payable to Adrian Peglar, a non-related party.  The note bears interest at a rate of 7% per annum, is due within  1 year of written demand, and is convertible into the Company’s common stock at a strike price of $0.07 per share. Accrued interest at March 31, 2014, was $1,164.

On January 5, 2014, Huntington Chase Financial Group, a related party, assigned $100,000 of its Convertible Note Payable to Paul Burke, a non-related party.  The note bears interest at a rate of 7% per annum, is due within 1 year of written demand, and is convertible into the Company’s common stock at a strike price of $0.07 per share. Accrued interest at March 31, 2014, was $1,164.

Accrued interest on notes payable at March 31, 2014 and December 31, 2013 was $116,371 and $90,923, respectively.